                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS  DECEMBER 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                     COUPON  MATURITY
THOUSANDS                                                                      RATE     DATE       VALUE
---------                                                                     ------  --------  ------------
           CORPORATE BONDS (73.3%)
           Advertising/Marketing Services (0.1%)
  $   175  Interpublic Group of Companies, Inc. (The)                           6.25% 11/15/14  $    149,625
                                                                                                ------------
           Aerospace & Defense (0.3%)
      522  Systems 2001 Asset Trust - 144A* (Cayman Islands)                   6.664  09/15/13       537,611
                                                                                                ------------
           Air Freight/Couriers (1.3%)
    2,000  FedEx Corp.                                                          7.25  02/15/11     2,130,608
                                                                                                ------------
           Airlines (0.2%)
      369  America West Airlines, Inc. (Series 01-1)                            7.10  04/02/21       382,071
                                                                                                ------------
           Auto Parts: O.E.M. (0.2%)
      405  ArvinMeritor, Inc.                                                   8.75  03/01/12       379,687
                                                                                                ------------
           Beverages: Alcoholic (0.8%)
      210  Anheuser - Busch Cos Inc.                                            5.50  01/15/18       214,796
    1,100  FBG Finance Ltd. - 144A* (Australia)                                5.125  06/15/15     1,071,173
                                                                                                ------------
                                                                                                   1,285,969
                                                                                                ------------
           Cable/Satellite TV (4.0%)
    1,355  Comcast Cable Communications, Inc.                                   6.75  01/30/11     1,417,612
    1,740  Comcast Cable Communications, Inc.                                  7.125  06/15/13     1,862,272
    2,310  Comcast Corp.                                                        6.50  01/15/15     2,414,541
      695  EchoStar DBS Corp.                                                  6.375  10/01/11       688,397
       45  Echostar DBS Corp.                                                  6.625  10/01/14        44,888
                                                                                                ------------
                                                                                                   6,427,710
                                                                                                ------------
           Chemicals: Major Diversified (0.1%)
      235  E.I. Du Pont De Nemours                                              5.00  01/15/13       236,743
                                                                                                ------------
           Data Processing Services (0.5%)
      720  Fiserv Inc.                                                          6.80  11/20/17       737,865
                                                                                                ------------
           Discount Stores (0.1%)
      145  Target Corp.                                                         6.50  10/15/37       146,220
                                                                                                ------------
           Department Stores (2.3%)
    2,800  Federated Department Stores, Inc.                                   6.625  09/01/08     2,821,770
      260  JC Penne Corp., Inc.                                                 5.75  02/15/18       244,679
      610  May Department Stores Co.                                            5.95  11/01/08       611,681
                                                                                                ------------
                                                                                                   3,678,130
                                                                                                ------------
           Drugstore Chains (0.9%)
       65  CVS Caremark Corp.                                                   5.75  06/01/17        65,536
      495  CVS Corp.                                                            5.75  08/15/11       507,458
      953  CVS Lease Pass Through - 144A*                                      6.036  12/10/28       918,077
                                                                                                ------------
                                                                                                   1,491,071
                                                                                                ------------
           Electric Utilities (13.7%)
    3,085  Arizona Public Service Co.                                           5.80  06/30/14     3,083,488
    2,105  Carolina Power & Light Co.                                          5.125  09/15/13     2,111,641
      285  CenterPoint Energy Resources, Corp.                                  6.25  02/01/37       274,397
      305  CenterPoint Energy Resources, Corp. (Series B)                      7.875  04/01/13       335,248
    1,705  Consumers Energy Co.                                                 4.00  05/15/10     1,667,234
      240  Consumers Energy Co. (Series H)                                      4.80  02/17/09       239,496
      285  DCP Midstream LLC                                                    6.75  09/15/37       289,117
    1,015  Detroit Edison Co. (The)                                            6.125  10/01/10     1,052,955
      835  Duquesne Light Co. (Series O)                                        6.70  04/15/12       894,853
      400  Enel Finance International - 144A*                                   5.70  01/15/13       406,553
      915  Entergy Gulf States, Inc.                                            3.60  06/01/08       908,147
      930  Entergy Gulf States, Inc.                                            5.98+ 12/01/09       924,160
      820  Entergy Gulf States, Inc. - 144A*                                   6.474+ 12/08/08       822,788
    1,545  Exelon Corp.                                                         6.75  05/01/11     1,615,962
      215  Indianapolis Power & Light Co. - 144A*                               6.30  07/01/13       225,242
    1,565  Ohio Edison Co.                                                      6.40  07/15/16     1,605,336
    1,310  Ohio Power Company (Series K)                                        6.00  06/01/16     1,326,375
      500  Pacific Gas & Electric Company                                      5.625  11/30/17       502,458
      205  Pacificorp                                                           6.25  10/15/37       212,428
      228  PSEG Energy Holdings Inc.                                           8.625  02/15/08       229,565
      185  Public Service Electric & Gas Co. (Series B)                         5.00  01/01/13       184,120
      570  Texas Eastern Transmission                                           7.00  07/15/32       639,928
      430  Union Electric Co.                                                   6.40  06/15/17       451,448

    1,800  Virginia Electric & Power Co.                                        5.95  09/15/17     1,858,849
                                                                                                ------------
                                                                                                  21,861,788
                                                                                                ------------
           Electrical Products (0.6%)
      920  Cooper Industries, Inc.                                              5.25  11/15/12       948,777
                                                                                                ------------
           Electronic Equipment/Instruments (0.7%)
    1,085  Xerox Corp.                                                          5.50  05/15/12     1,104,091
                                                                                                ------------
           Electronics/Appliances (0.4%)
      705  LG Electronics Inc. - 144A* (South Korea)                            5.00  06/17/10       706,109
                                                                                                ------------
           Environmental Services (0.9%)
    1,370  Waste Management, Inc.                                              6.875  05/15/09     1,406,987
                                                                                                ------------
           Finance/Rental/Leasing (1.8%)
      555  Capital One Financial Corp.                                          6.75  09/15/17       533,239
    1,085  Capmark Financial Group Inc. - 144A*                                5.875  05/10/12       859,624
      450  Capmark Financial Group Inc. - 144A*                                 6.30  05/10/17       336,001
      840  CIT Group, Inc.                                                      5.65  02/13/17       738,648
      600  Countrywide Financial Corp.                                          6.25  05/15/16       345,821
                                                                                                ------------
                                                                                                   2,813,333
                                                                                                ------------
           Financial Conglomerates (0.6%)
      510  Brookfield Asset Management Inc. (Canada)                            5.80  04/25/17       514,365
      170  Citigroup Inc.                                                      5.875  05/29/37       159,188
      285  Prudential Financial Inc.                                           6.625  12/01/37       288,332
                                                                                                ------------
                                                                                                     961,885
                                                                                                ------------
           Food Retail (1.2%)
      901  Delhaize America, Inc.                                               9.00  04/15/31     1,046,220
      830  Fred Meyer, Inc.                                                     7.45  03/01/08       832,941
                                                                                                ------------
                                                                                                   1,879,161
                                                                                                ------------
           Food: Major Diversified (2.2%)
      800  ConAgra Foods, Inc.                                                  7.00  10/01/28       851,248
      670  ConAgra Foods, Inc.                                                  8.25  09/15/30       795,907
      330  Kellogg Co.                                                         5.125  12/03/12       333,122
      645  Kraft Foods Inc.                                                     6.00  02/11/13       663,852
      800  Kraft Foods Inc.                                                    6.125  02/01/18       807,620
                                                                                                ------------
                                                                                                   3,451,749
                                                                                                ------------
           Food: Meat/Fish/Dairy (0.3%)
      130  Pilgrim's Pride Corp.                                               7.625  05/01/15       128,375
      345  Smithfield Foods, Inc. (Series B)                                    8.00  10/15/09       350,175
                                                                                                ------------
                                                                                                     478,550
                                                                                                ------------
           Gas Distributors (1.0%)
      745  NiSource Finance Corp.                                              6.064+ 11/23/09       738,135
      790  NiSource Finance Corp.                                              7.875  11/15/10       838,584
                                                                                                ------------
                                                                                                   1,576,719
                                                                                                ------------
           Home Building (0.1%)
      240  Pulte Homes, Inc.                                                   6.375  05/15/33       183,018
                                                                                                ------------
           Home Improvement Chains (0.9%)
    1,455  Home Depot Inc.                                                     5.819+ 12/16/09     1,426,120
                                                                                                ------------
           Industrial Conglomerates (0.5%)
      865  General Electric Co.                                                 5.25  12/06/17       864,808
                                                                                                ------------
           Insurance Brokers/Services (1.9%)
    1,170  Catlin Insurance Co., Ltd. - 144A* (Bermuda)                        7.249+   ####       1,071,444
      450  Farmers Exchange Capital - 144A*                                     7.05  07/15/28       446,083
    1,330  Farmers Insurance Exchange - 144A*                                  8.625  05/01/24     1,484,456
                                                                                                ------------
                                                                                                   3,001,983
                                                                                                ------------
           Integrated Oil (1.7%)
    1,565  Amerada Hess Corp.                                                   6.65  08/15/11     1,653,083
    1,030  Petro-Canada (Canada)                                                5.95  05/15/35       996,582
                                                                                                ------------
                                                                                                   2,649,665
                                                                                                ------------
           Investment Banks/Brokers (1.4%)
      530  Bear Stearns Co., Inc.                                               6.40  10/02/17       512,976
      390  Goldman Sachs Group Inc.                                             6.75+    ##          383,321
      835  Lehman Brothers Holdings, Inc.                                      6.875  07/17/37       818,905
      555  Merrill Lynch & Co., Inc.                                            5.70  05/02/17       529,905
                                                                                                ------------
                                                                                                   2,245,107
                                                                                                ------------
           Major Banks (2.6%)
      535  Bank of America Corp.                                                5.75  12/01/17       537,231
      245  Barclays Bank PLC - 144A*                                            6.05  12/04/17       247,323
    2,070  Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)              5.143  10/24/08     2,066,317
    1,115  Wachovia Capital Trust III                                           5.80+    #           997,008
      315  Wells Fargo Co.                                                     5.625  12/11/17       315,787
                                                                                                ------------
                                                                                                   4,163,666
                                                                                                ------------

           Major Telecommunications (6.8%)
    1,465  AT&T Corp.                                                           8.00+ 11/15/31     1,804,448
    1,245  France Telecom S.A. (France)                                         8.50+ 03/01/31     1,619,012
    1,525  SBC Communications, Inc.                                             6.15  09/15/34     1,527,417
    2,095  Sprint Capital Corp.                                                 8.75  03/15/32     2,367,828
    1,405  Telecom Italia Capital SA (Luxembourg)                               4.00  01/15/10     1,376,765
    1,380  Telefonica Europe BV (Netherlands)                                   8.25  09/15/30     1,708,835
      405  Verizon New England Inc.                                             6.50  09/15/11       425,600
                                                                                                ------------
                                                                                                  10,829,905
                                                                                                ------------
           Media Conglomerates (4.1%)
    1,110  News America Inc. - 144A*                                            6.65  11/15/37     1,148,710
    2,005  Time Warner, Inc.                                                    5.73+ 11/13/09     1,956,535
    2,090  Time Warner, Inc.                                                   5.875  11/15/16     2,080,706
    1,350  Viacom, Inc.                                                        6.875  04/30/36     1,357,896
                                                                                                ------------
                                                                                                   6,543,847
                                                                                                ------------
           Medical Specialties (0.8%)
    1,330  Hospira, Inc.                                                       5.678+ 03/30/10     1,320,953
                                                                                                ------------
           Motor Vehicles (1.2%)
      795  DaimlerChrysler North American Holdings Co.                          7.30  01/15/12       848,299
      260  DaimlerChrysler North American Holdings Co.                          8.00  06/15/10       277,475
      675  DaimlerChrysler North American Holdings Co.                          8.50  01/18/31       853,734
                                                                                                ------------
                                                                                                   1,979,508
                                                                                                ------------
           Multi-Line Insurance (1.0%)
    1,170  AIG SunAmerica Global Financing VI - 144A*                           6.30  05/10/11     1,216,375
      750  Two-Rock Pass Through - 144A* (Bermuda)                              6.44+   ####         300,000
                                                                                                ------------
                                                                                                   1,516,375
                                                                                                ------------
           Oil & Gas Pipelines (4.3%)
      630  Colorado Interstate Gas Co.                                          6.80  11/15/15       658,955
    2,685  Enterprise Products Operating L.P. (Series B)                        5.60  10/15/14     2,683,354
      415  Kinder Morgan Energy Partners, L.P.                                  5.85  09/15/12       427,721
    1,095  Kinder Morgan Finance Co. ULC (Canada)                               5.70  01/05/16       996,670
    1,010  Plains All American Pipeline                                         6.70  05/15/36     1,018,231
      480  Trans-Canada Pipelines                                               6.20  10/15/37       478,198
      470  Transcontinental Gas Pipe Line Corp. (Series B)                     8.875  07/15/12       533,450
                                                                                                ------------
                                                                                                   6,796,579
                                                                                                ------------
           Oil & Gas Production (3.0%)
      920  Anadarko Finance Co. - 144A*                                         6.75  05/01/11       973,452
      385  Chesapeake Energy Corp.                                             7.625  07/15/13       399,437
    1,910  Devon Financing Corp.                                               6.875  09/30/11     2,047,090
    1,270  Encana Corp.                                                         6.50  02/01/38     1,316,792
                                                                                                ------------
                                                                                                   4,736,771
                                                                                                ------------
           Oil Refining/Marketing (0.3%)
      515  Valero Energy Corp.                                                  3.50  04/01/09       506,374
                                                                                                ------------
           Other Metals/Minerals (0.7%)
    1,030  Brascan Corp. (Canada)                                              7.125  06/15/12     1,106,771
                                                                                                ------------
           Property - Casualty Insurers (1.2%)
    1,400  Mantis Reef Ltd. - 144A* (Australia)                                4.692  11/14/08     1,405,228
      500  Platinum Underwriters Finance Inc. (Series B)                        7.50  06/01/17       516,798
                                                                                                ------------
                                                                                                   1,922,026
                                                                                                ------------
           Railroads (1.9%)
    1,105  Burlington Northern Santa Fe Corp.                                  6.125  03/15/09     1,119,889
      800  Union Pacific Corp.                                                  5.45  01/31/13       807,862
    1,140  Union Pacific Corp.                                                 6.625  02/01/08     1,141,381
                                                                                                ------------
                                                                                                   3,069,132
                                                                                                ------------
           Real Estate Development (0.6%)
      692  World Financial Properties - 144A*                                   6.91  09/01/13       723,247
      155  World Financial Properties - 144A*                                   6.95  09/01/13       162,202
                                                                                                ------------
                                                                                                     885,449
                                                                                                ------------
           Real Estate Investment Trusts (0.8%)
    1,485  iStar Financial Inc.                                                 6.07+ 03/09/10     1,332,317
                                                                                                ------------
           Restaurants (0.5%)
      760  Tricon Global Restaurants, Inc.                                     8.875  04/15/11       838,901
                                                                                                ------------
           Savings Banks (2.4%)
    1,975  Sovereign Bancorp, Inc.                                              5.44+ 03/23/10     1,960,831
    1,455  Washington Mutual Inc.                                               8.25  04/01/10     1,390,149
      300  Washington Mutual Preferred Investment - 144A*                       9.75  10/29/49       240,351
      300  Washington Mutual Preferred Funding II                              6.665+   ###          177,258
                                                                                                ------------
                                                                                                   3,768,589
                                                                                                ------------
           Tobacco (0.2%)
      345  Reynolds American Inc.                                               6.50  07/15/10       354,943
                                                                                                ------------
           TOTAL CORPORATE BONDS
              (Cost $118,153,813)                                                                116,815,266
                                                                                                ------------

           U.S. GOVERNMENT OBLIGATIONS (7.3%)
    7,400  U.S. Treasury Bond                                                   4.50  02/15/36     7,439,893
    4,000  U.S. Treasury Note                                                   4.50  02/28/11     4,167,816
                                                                                                ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $11,264,844)                                                                  11,607,709
                                                                                                ------------
           COMMERCIAL MORTGAGE-BACKED SECURITIES (8.7%)
      600  Banc of America Commercial Mortgage Inc. 2007-2 A4                  5.689+ 04/10/49       616,869
      875  Banc of America Commercial Mortgage Inc. 2007-3 A4                  5.659+ 06/10/49       896,286
      650  Bear Stearns Commercial Mortgage Securities Inc. 2007-PW16 A4       5.713+ 06/11/40       670,137
      875  Citigroup Commercial Mortgage Trust 2007-C6 A4                      5.889  12/10/49       901,502
    1,300  Commercial Mortgage Pass-Through Certificate 2007-C9 A4              6.01  12/10/49     1,349,842
      975  Greenwich Capital Commercial Funding Corp. 2007-GG9 A4              5.444  03/10/39       982,631
    1,225  GS Mortgage Securities Corporation II 2007-GG10 A4                  5.799+ 08/10/45     1,269,430
      425  JP Morgan Chase Commercial Mortgage Securities 2007-CB18 A4          5.44  06/12/47       427,498
      700  JP Morgan Chase Commercial Mortgage Securities 2007-CB19 Class A4   5.747+ 02/12/49       721,358
      950  JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4   5.819+ 06/15/49       984,893
      650  LB Commercial Conduit Mortgage Trust 2007-C3 A4                     5.935+ 07/15/44       681,061
      425  LB-UBS Commercial Mortgage Trust 2007-C2 A3                          5.43  02/15/40       427,697
      675  LB-UBS Commercial Mortgage Trust 2007-C6                            5.858  07/15/40       699,491
    1,000  Wachovia Bank Commercial Mortgage Trust 2007-C30 A5                 5.342  12/15/43       998,869
    1,200  Wachovia Bank Commercial Mortgage Trust 2007-C32 A3                 5.741+ 06/15/49     1,234,431
    1,000  Wachovia Bank Commercial Mortgage Trust 2007-C33 A4                  6.10  02/15/51     1,046,143
                                                                                                ------------
           TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
              (Cost $13,308,585)                                                                  13,908,138
                                                                                                ------------
           ASSET-BACKED SECURITIES (4.3%)
      550  Capital One Multi-Asset Execution Ser 2007-A7 A7                     5.75  07/15/20       554,510
      650  Chase Issuance Trust - 2007-A17 A                                    5.12  10/15/14       666,485
      750  Citibank Credit Card Issuance Trust 2007-A8 A8                       5.65  09/20/19       752,282
       68  CNH Equipment Trust 2005-A A3                                        4.02  04/15/09        67,754
      600  Discover Card Master Trust 2007-A1 A1 (WI)                           5.65  03/16/20       600,444
    1,350  Ford Credit Auto Owner Trust 2007-A A3A                              5.40  08/15/11     1,371,909
    1,275  GS Auto Loan Trust 2007-1 A3                                         5.39  12/15/11     1,291,070
      493  Harley-Davidson Motorcycle Trust 2004-2 A2                           3.56  02/15/12       488,898
       41  Honda Auto Receivables Owner Trust 2005-2 A3                         3.93  01/15/09        41,452
      950  TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2              4.81  11/17/14       950,137
       97  USAA Auto Owner Trust 2005-1 A3                                      3.90  07/15/09        96,430
                                                                                                ------------
           TOTAL ASSET-BACKED SECURITIES
              (Cost $6,816,510)                                                                    6,881,371
                                                                                                ------------
           Collateraliezed Mortgage Obligations (1.1%)
      480  American Home Mortgage Assets 2007-5 A3                             5.431+ 06/25/47       387,328
      324  Countrywide Alternative Loan Trust 2005-81 M1                       5.831+ 02/25/37       272,632
      200  Countrywide Alternative Loan Trust 2006-0A16 M4                     5.651+ 10/25/46        94,000
      473  Countrywide Alternative Loan Trust 2005-51 B1                       5.949+ 11/20/35       241,013
      225  Harborview Mortgage Loan Trust 2006-8 B4                            5.699+ 08/21/36       112,500
      400  Lehman XS Trust 2007-4N M4                                          6.131+ 03/25/47       272,160
      199  Luminent Mortgage Trust 2006-5 B1                                   5.491+ 07/25/36       153,375
      425  Master Adjustable Rate Mortgages Trust 2007-3 1M1                   5.981+ 05/25/47       224,851
                                                                                                ------------
           TOTAL COLLATERALIEZED MORTGAGE OBLIGATIONS
              (Cost $2,146,509)                                                                    1,757,859
                                                                                                ------------
           FOREIGN GOVERNMENT OBLIGATION (0.5%)
MXN 7,735  Mexican Fixed Rate Bonds (Series M20) (Mexico)
              (Cost $787,507)                                                   9.50  12/18/14       762,068
                                                                                                ------------
           SHORT-TERM INVESTMENTS (3.2%)
           U.S. GOVERNMENT OBLIGATIONS (A) (0.4%)
           U.S. Treasury Bills**
  $   250 ..................................................................    4.55  01/10/08       249,716
      300 ..................................................................   4.845  01/10/08       299,636
                                                                                                ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $549,352)                                                                        549,352
                                                                                                ------------

NUMBER OF
  SHARES
  (000)
---------
           INVESTMENT COMPANY (b) (2.8%)
    4,473  Morgan Stanley Institutional Liquidity Money
              Money Market Portfolio  - Institutional Class
              (Cost $4,472,557)                                                                    4,472,557
                                                                                                ------------

           TOTAL SHORT-TERM INVESTMENTS
               (Cost $5,021,909)                                                                   5,021,909
                                                                                                ------------
           TOTAL INVESTMENTS
              (Cost $157,499,677) (c) (d)                                                 98.4%  156,754,320
           OTHER ASSETS IN EXCESS OF LIABILITIES                                           1.6     2,592,237
                                                                                        ------  ------------
           NET ASSETS                                                                    100.0% $159,346,557
                                                                                        ======  ============

----------
MXN  Mexican New Peso.

WI   Security purchased on a when-issued basis.

*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $512,240.

+ Floating rate security, rate shown is the rate in effect at December 31, 2007.

# Securities represent beneficial interest in the Trust. The corresponding assets of the Trust are Junior Subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III. This security has a perpetual maturity and the Trust will redeem them only to the extent the preferred stock is redeemed.

## Securities represent beneficial interest in the Trust. The corresponding assets of the Trust are Junior Subordinated notes due 2043 and a stock purchase contract to purchase preferred stock on June 1, 2012 This security has a perpetual maturity and the Trust will redeem them only to the extent the preferred stock is redeemed.

### Securities represent beneficial interest in the Trust. The corresponding assets of the Trust are Fixed-Floading Rate Perpetual Noncumulative Preferred Securities, Series 2006-C ("Series 2006-C Company Preferred Securities") which will be automatically exchanged for depositary shares of Washington Mutual, Inc. preferred stock under speciffied circumstances. Dividends on the Series 2006-C Company Preferred Securities will be payable on a non-cumulative basis at an annual rate of 6.665% until December 15, 2016 and 3-month USD LIBOR plus 1.7925% thereafter. This security has a perpetual maturity and the Trust will redeem them on the dividend payment date occurring on December 2016 and each tenth anniversary thereafter.

#### Foreign issued security with perpetual maturity.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $80,812 for the period ended December 31, 2007.

(c) Securities have been designated as collateral in an amount equal to $81,461,598 in connection with open futures contracts and open credit default swap contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2007:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE   APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ---------------------------   ---------------   --------------
   116         Long      U.S.Treasury Notes 5 Year,     $ 12,792,625       $  81,921
                                 March 2008
    76         Long      U.S.Treasury Notes 2 Year,       15,979,000          16,910
                                 March 2008
   237         Short     U.S.Treasury Notes 10 Year,     (26,873,579)       (188,280)
                                 March 2008
   200         Short     U.S.Treasury Bonds 20 Year,     (23,275,000)         21,125
                                 March 2008
                                                                           ---------
            Net Unrealized Depreciation...............................     $ (68,325)
                                                                           =========

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2007:

                               NOTIONAL       PAYMENTS             PAYMENTS
                                AMOUNT        RECEIVED               MADE               TERMINATION      UNREALIZED
         COUNTERPARTY           (000'S)        BY FUND             BY FUND #               DATE         APPRECIATION
         ------------          --------   -----------------   --------------------   ----------------   ------------
 Deutsche Bank AG, New York     $24,375   Fixed Rate 5.388%   Floating Rate 5.030%     May 25, 2017      $1,413,750
   Citibank N.A. New York         1,375   Fixed Rate 5.440%   Floating Rate 5.061%     May 29, 2017          84,987
JPMorgan Chase N.A. New York      4,075   Fixed Rate 5.448%   Floating Rate 5.061%     May 29, 2017         254,398
   Citibank Capital Market       22,000   Fixed Rate 5.448%   Floating Rate 5.360%    August 9, 2017      1,374,120
JPMorgan Chase N.A. New York      1,300   Fixed Rate 5.131%   Floating Rate 4.582%   December 4, 2017             0
   Citibank N.A. New York         4,000   Fixed Rate 5.274%   Floating Rate 5.083%   October 25, 2037       157,436
                                                                                                         ----------
                               Total Unrealized Appreciation.........................................    $3,284,691
                                                                                                         ==========

#    Floating Rate represents USD-3 Month LIBOR

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2007:

                                                NOTIONAL                                     UNREALIZED
       SWAP COUNTERPARTY &          BUY/SELL     AMOUNT    INTEREST       TERMINATION       APPRECIATION
      REFERENCE OBLIGATION         PROTECTION    (000'S)     RATE            DATE          (DEPRECIATION)
      --------------------         ----------   --------   --------   ------------------   --------------
   Goldman Sachs International
       Hartford Life, Inc.             Buy       $1,700      0.12%     December 20, 2011      $ 12,556
   Goldman Sachs International
         Motorola, Inc.                Buy          540      0.15      December 20, 2011         9,259
   Goldman Sachs International
         Motorola, Inc.                Buy        1,100     0.157      December 20, 2011        18,578
   Goldman Sachs International
       Union Pacific Corp.             Buy          850      0.20      December 20, 2011         3,748
  Skandinaviska Enskilda Banken
          Covidien Ltd.                Buy          323      0.43       March 20, 2012          (2,341)
  Skandinaviska Enskilda Banken
          Covidien Ltd.                Buy          167      0.43       March 20, 2012          (1,207)
   Goldman Sachs International
            Dell Inc.                  Buy          830      0.22       March 20, 2012           2,551
  Skandinaviska Enskilda Banken
      Tyco Electronics Ltd.            Buy          323      0.43       March 20, 2012            (424)
  Skandinaviska Enskilda Banken
      Tyco Electronics Ltd.            Buy          167      0.43       March 20, 2012            (219)
   Goldman Sachs International
           Chubb Corp.                 Buy        1,640      0.10       March 20, 2012          11,004
   Goldman Sachs International
            Gap, Inc.                  Buy        1,000      1.19       March 20, 2012         (17,907)
  Skandinaviska Enskilda Banken
     Tyco International Ltd.           Buy          323      0.43       March 20, 2012            (230)
  Skandinaviska Enskilda Banken
     Tyco International Ltd.           Buy          167      0.43       March 20, 2012            (118)
Bank of America, Securities LLC.
        Centurytel, Inc.               Buy          395      0.88     September 20, 2017          (997)
                                                                                              --------
                                   Net Unrealized Appreciation..........................      $ 34,253
                                                                                              ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008


                                        3